CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Inventory valuation reserve	93,338	1,047,456	494,425
Accumulated depreciation on property and equipment	4,542,590	4,189,618	3,840,279
Accumulated amortization on intangible assets	0	0	76,434
Accumulated amortization on EDA bond offering costs	$ 89,497	$ 78,898	$ 64,767
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	355,516,558	355,516,558	355,516,558
Common stock, shares issued (in shares)	264,830,735	180,545,657	83,950,168
Common stock, shares outstanding (in shares)	264,830,735	180,545,657	83,950,168
Treasury stock, shares (in shares)	100,000	100,000	100,000